Significant Accounting Policies - Variable Interest Entities (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Envisia
Variable interest entities
Number of common shares of Envisia common stock exchanged by the Company as the result of the license related to the Otic field, along with other intellectual property rights, as defined, purchased back by the Company		75,000
Envisia | Aerie
Variable interest entities
Amount of consideration transferred, in the form of a combination of cash and Aerie common stock, in the sale of the license to the PRINT technology to Aerie	$ 25.0
Envisia | Variable Interest Entity, Not Primary Beneficiary
Variable interest entities
Investment in VIE			$ 0.0	$ 0.0
Equity ownership percentage			75.00%	75.00%
Voting percentage			4.40%	4.40%